Loans and advances and deposits held at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 145,259	£ 134,267
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	262,828	244,696
Banks | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	17,911	17,348
Customers | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	244,917	227,348
Loans and advances | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	8,750	9,003
Loans and advances | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	117,014	110,101
Debt securities classified as amortised cost | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 19,495	£ 15,163